Sale of Asset	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Sale of Asset
8.	Sale of Asset

On August 29, 2016, Fennec completed the sale of certain intellectual property, data and other assets related to Eniluracil and Adh-1 technologies and development programs to Elion Oncology, LLC for gross proceeds of $40. The Company retained the rights to revenue share payments of 5% of the gross revenues derived from the sold assets until the last to expire patents forming part of such assets.